Accounts receivable, net	6 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts receivable, net

Note 3. Accounts receivable, net

Accounts receivable consisted of the following:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Accounts receivable	$1,594,366	$2,617,164
Less: allowance for credit losses	-	-
Accounts receivable, net	$1,594,366	$2,617,164